Income taxes (Details 2) $ in Thousands	Dec. 31, 2024 CAD ($)
Canaada [Member]
Statement [Line Items]
Losses available for application in future years	$ 12,912
Canada [Member] | Year Two Zero Four Four [Member]
Statement [Line Items]
Losses available for application in future years	1,724
Canada [Member] | Year Two Zero Four Three [Member]
Statement [Line Items]
Losses available for application in future years	491
Canada [Member] | Year Two Zero Three Seven [Member]
Statement [Line Items]
Losses available for application in future years	5,276
Canada [Member] | Year Two Zero Four Zero [Member]
Statement [Line Items]
Losses available for application in future years	2,774
Canada [Member] | Year Two Zero Four One [Member]
Statement [Line Items]
Losses available for application in future years	983
Canada [Member] | Year Two Zero Four Two [Member]
Statement [Line Items]
Losses available for application in future years	1,664
BARBADOS | Year Two Zero Two Eight [Member]
Statement [Line Items]
Losses available for application in future years	700
BARBADOS | Year Two Zero Two Nine [Member]
Statement [Line Items]
Losses available for application in future years	4,273
Barbadaos [Membr]
Statement [Line Items]
Losses available for application in future years	$ 4,973